UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09869
                                   ---------

                      Franklin Floating Rate Master Trust
                      -----------------------------------
              (Exact name of registrant as specified in charter)

                One Franklin Parkway, San Mateo, CA 94403-1906
              (Address of principal executive offices) (Zip code)

       Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end:  7/31
                          ----

Date of reporting period: 1/31/04
                          -------

Item 1. Reports to Stockholders.


FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
FINANCIAL HIGHLIGHTS


                                             SIX MONTHS ENDED
                                             JANUARY 31, 2004                 YEAR ENDED JULY 31,
                                                                -------------------------------------------------
                                               (UNAUDITED)             2003        2002         2001      2000b
                                            ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
period)
Net asset value, beginning of period                     $9.69        $9.58       $9.88       $10.05    $10.00
                                            ---------------------------------------------------------------------

Income from investment operations:
  Net investment income                                   .179         .464        .545         .861      .288
  Net realized and unrealized gains (losses)              .108         .111      (.300)       (.173)      .050
                                            ---------------------------------------------------------------------
Total from investment operations                          .287         .575        .245         .688      .338
                                            ---------------------------------------------------------------------

Less distributions from net investment
income                                                  (.177)       (.465)      (.545)       (.861)    (.288)
                                            ---------------------------------------------------------------------

Net asset value, end of period                           $9.80        $9.69       $9.58        $9.88    $10.05
                                            ---------------------------------------------------------------------

Total return a                                           2.99%        6.19%       2.52%        7.13%     3.42%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's)                     $411,343     $218,647    $265,940     $218,545   $37,370
Ratios to average net assets:
  Expenses                                                .60%c        .60%        .60%         .62%     1.00%c
  Expenses excluding waiver and payments by affiliate     .99%c       1.02%        .98%        1.01%     2.27%c
  Net investment income                                  3.63%c       4.86%       5.55%        8.34%     8.62%c
Portfolio turnover rate                                 31.61%       75.69%      77.29%       37.87%    11.10%














a  Total return is not annualized for periods less than one year.
b  For the period March 24, 2000 (effective date) to July 31, 2000.
c  Annualized.



                       See notes to financial statements.

STATEMENT OF INVESTMENTS, JANUARY 31, 2003 (UNAUDITED)

                                                                                   SHARES         VALUE          % OF NET
                                                                                                                   ASSETS
--------------------------------------------------------------------------------------------------------------------------

    COMMON STOCKS
    WIRELESS COMMUNICATIONS
  a Arch Wireless Inc.                                                               8,235       $   182,735          0.04
                                                                                             ----------------  ------------
    SPECIALTY TELECOMMUNICATIONS
  a Global Crossing Ltd.                                                               539            16,418          0.00
                                                                                             ----------------  ------------
    TOTAL COMMON STOCKS (COST $130,795)                                                              199,153          0.04
                                                                                             ----------------  ------------
                                                                              PRINCIPAL
                                                                                AMOUNT
                                                                            ---------------
    BONDS (COST $809,641)
    WIRELESS COMMUNICATIONS
    Arch Wireless Inc., Senior sub. note, 12.00%, 5/15/09                     $    865,790           999,987          0.24
                                                                                             ----------------  ------------

  b SENIOR FLOATING RATE INTERESTS
    AEROSPACE & DEFENSE
    DRS Technologies Inc., Term Loan B, 3.58 - 3.73%, 11/04/10                   1,995,000         2,016,197          0.49
    Titan Corp., Term Loan B, 4.35 - 6.00%, 2/23/06                                985,000           987,360          0.24
    Vought Aircraft Industries, Term Loan X, 4.10%, 12/01/06                       678,110           679,381          0.17
                                                                                             ----------------  ------------
                                                                                                   3,682,938          0.90
                                                                                             ----------------  ------------
    ALTERNATIVE POWER GENERATION
    Headwaters Inc., Term Loan B, 5.41 - 7.25%, 9/12/07                            449,788           450,912          0.11
                                                                                             ----------------  ------------

    APPAREL/FOOTWEAR
    St. John Knits Inc., Term Loan B, 4.875%, 7/31/07                              995,546           998,657          0.24
                                                                                             ----------------  ------------

    AUTO PARTS: ORIGINAL EQUIPMENT MANUFACTURER
    Dayco Products LLC, Term Loan B, 4.35 - 4.43%, 5/31/07                         543,627           545,665          0.13
    Eagle Picher Industries Inc., Term Loan B, 4.671%, 8/07/09                     995,000         1,006,194          0.24
    Federal Mogul Corp., Term Loan, 4.125 - 4.25% 2/06/05                        1,000,000           998,020          0.24
    Hayes Lemmerz, Term Loan, 4.90 - 4.98%, 6/03/09                              2,992,500         3,045,805          0.74
    Hilite International Inc., Term Loan B, 5.64 - 5.76%, 3/31/09                  907,319           911,856          0.22
    Intermet Corp., Term Loan B, 5.35%, 1/07/09                                  2,500,000         2,495,313          0.61
    Key Plastics Inc.,
      Term Loan B, 6.60 - 8.00%, 4/25/09                                           370,000           375,550          0.09
      Term Loan C, 11.10 - 11.17%, 4/25/10                                       1,000,000         1,005,000          0.25
    Progressive Moulded Products, Term Loan B2, 4.625%, 6/30/08                    995,000         1,003,084          0.24
    Tenneco Automotive Inc.,
      Term Loan, 4.42%, 12/12/10                                                 1,241,379         1,258,448          0.31
     Term Loan B, 4.44%, 12/12/10                                                2,758,621         2,804,599          0.68
    TRW Automotive Acquisition Corp., Term Loan D1, 3.688%, 2/28/11              2,000,000         2,035,000          0.50
                                                                                             ----------------  ------------
                                                                                                  17,484,534          4.25
                                                                                             ----------------  ------------

    AUTOMOTIVE AFTERMARKET
    United Components Inc., Term Loan C, 3.92%, 6/20/10                            990,000           998,346          0.24
                                                                                             ----------------  ------------

    BEVERAGES: ALCOHOLIC
    Southern Wine & Spirits of America Inc., Term Loan B, 3.39%, 6/21/08         1,982,531         2,005,661          0.49
                                                                                             ----------------  ------------

    BEVERAGES: NON-ALCOHOLIC
    Dr. Pepper Bottling Co. of Texas, Term Loan, 3.61%, 12/18/10                 2,500,000         2,535,417          0.62
                                                                                             ----------------  ------------

    BROADCASTING
    Cumulus Media Inc., Term Loan D, 3.625%, 3/28/10                               992,500         1,005,372          0.24
    Emmis Operating Co., Term Loan B, 3.375%, 8/31/09                              997,500         1,010,523          0.25
  c Paxson Communications Corp., 144A, Term Loan, 3.89%, 1/15/10                 4,600,000         4,643,125          1.13
    Radio One Inc., Term Loan A, 1.93%, 6/30/07                                  1,700,000         1,678,750          0.41
                                                                                             ----------------  ------------
                                                                                                   8,337,770          2.03
                                                                                             ----------------  ------------
    BUILDING PRODUCTS
    Associated Materials Inc., Term Loan, 3.87 - 4.03%, 8/27/09                    736,842           745,439          0.18
    Atrium Cos. Inc., Term Loan, 3.87%, 11/30/08                                 2,250,000         2,280,994          0.55
    Building Materials Holding Corp., Term Loan B, 4.438%, 8/13/10                 995,000           998,731          0.24
  c Masonite International Corp., Term Loan C2, 3.375%, 8/31/08                  1,000,000         1,007,500          0.25
    Norcraft Cos. LP, Term Loan, 4.36%, 10/21/09                                 3,000,000         3,030,000          0.73
    Tapco International,
      Term Loan B, 4.17%, 7/23/07                                                  482,323           483,228          0.12
      Term Loan C, 4.42%, 7/23/08                                                  482,323           483,227          0.12
                                                                                             ----------------  ------------
                                                                                                   9,029,119          2.19
                                                                                             ----------------  ------------
    CABLE/SATELLITE TELEVISION
  c Atlantic Broadband Finance LLC, Term Loan B, 4.37%, 8/06/11                  1,250,000         1,250,000          0.30
    Bresnan Broadband Holdings LLC, Term Loan, 5.42 - 5.48%, 9/30/10             1,000,000         1,009,375          0.25
    Century Cable (Adelphia), Discretionary Term Loan, 6.00%, 12/31/09           1,000,000           990,375          0.24
    Charter Communications CCVIII, Term Loan B, 3.66%, 2/02/08                     970,151           958,428          0.23
    Charter Communications Operating LLC, Term Loan B, 3.87%, 9/18/08              972,633           959,934          0.23
    DirecTV Holdings LLC, Term Loan, 3.87 - 3.92%, 3/06/10                       3,000,000         3,036,564          0.74
    Insight Midwest Holdings,
      Additional Term Loan, 4.00%, 12/31/09                                      1,000,000         1,006,719          0.24
      Term Loan, 3.938%, 12/31/09                                                1,000,000         1,006,719          0.24
    MCC Iowa (Broadband), Term Loan B1, 3.68%, 9/12/10                           1,000,000         1,011,181          0.25
    Olympus Cable Holdings (Adelphia), Term Loan B, 6.00%, 9/30/10               2,000,000         1,982,916          0.48
    PanAmSat Corp., Term Loan B1, 3.60%, 9/30/10                                   538,462           546,987          0.13
    Pegasus Media & Communications, Term Loan D, 9.00%, 7/31/06                  1,995,000         2,048,201          0.50
    UPC Distribution Holdings BV, Term Loan C2, 6.65%, 3/31/09                   2,000,000         1,995,000          0.49
                                                                                             ----------------  ------------
                                                                                                  17,802,399          4.32
                                                                                             ----------------  ------------
    CASINOS/GAMING
    Alliance Gaming Corp., Term Loan B, 3.96%, 8/22/09                           1,500,000         1,514,205          0.37
    Greektown Casinos LLC, Term Loan D, 6.50%, 12/31/05                          3,551,663         3,584,221          0.87
    Isle of Capri, Term Loan B, 3.36 - 3.43%, 4/25/08                              982,500           991,250          0.24
    Isle of Capri Black Hawk, Term Loan C, Term Loan B, 5.11 - 5.18%,
    4/15/06                                                                        992,381           996,413          0.24
    Green Valley Ranch Gaming LLC, Term Loan B, 3.913%, 12/05/10                 1,000,000         1,012,500          0.25
    Marina District Finance Co. Inc., Term Loan B, 5.18 - 5.22%, 12/31/07          997,500         1,010,385          0.25
    Penn National Gaming Inc., Term Loan D, 3.60 - 3.63%, 3/03/09                  667,021           673,818          0.16
    Scientific Games Corp., Term Loan C, 3.85%, 12/31/09                         3,992,500         4,054,883          0.99
                                                                                             ----------------  ------------
                                                                                                  13,837,675          3.37
                                                                                             ----------------  ------------


    CATALOG/SPECIALTY DISTRIBUTION
    Affinity Group Inc.,                                                           283,571           284,458
      Term Loan B1, 5.125%, 6/23/09                                                                                   0.07
      Term Loan B2, 5.125% - 5.165%, 6/23/09                                       708,929           711,144          0.17
  c Oriental Trading Co. Inc., Term Loan B, 3.938%, 7/29/10                      2,000,000         2,012,500          0.49
                                                                                             ----------------  ------------
                                                                                                   3,008,102          0.73
                                                                                             ----------------  ------------
    CHEMICALS: MAJOR DIVERSIFIED
    Huntsman International,
      Term Loan B, 5.438 - 5.50%, 6/30/07                                        1,750,034         1,769,503          0.43
      Term Loan C, 5.75%, 6/30/08                                                1,749,966         1,770,990          0.43
                                                                                                               ------------
                                                                                             ----------------
                                                                                                   3,540,493          0.86
                                                                                             ----------------  ------------
    CHEMICALS: SPECIALTY
    FMC Corp., Term Loan B, 3.60%, 10/21/07                                        990,000         1,002,622          0.25
    Kraton Polymers LLC, Term Loan B, 3.75%, 12/24/10                            2,000,000         2,032,500          0.50
  c Nalco Co., Term Loan B, 3.62%, 11/04/10                                      7,000,000         7,088,228          1.72
    Noveon Inc., Term Loan B, 3.938 - 4.00%, 12/31/09                            2,000,000         2,022,500          0.49
    Rockwood Specialties Group Inc., Term Loan C, 3.87%, 7/23/10                   995,000         1,000,597          0.24
    Sovereign Specialty Chemicals Inc., Term Loan B, 5.712%, 12/31/07              990,000           965,250          0.23
    Westlake Chemical Corp., Term Loan B, 4.92 - 4.938%, 7/31/10                   995,000         1,009,303          0.25
                                                                                             ----------------  ------------
                                                                                                  15,121,000          3.68
                                                                                             ----------------  ------------
    COMMERCIAL PRINTING/FORMS
    American Reprographics, Term Loan B, 4.12%, 6/17/09                          2,000,000         2,030,000          0.49
    CSG Systems Inc., Term Loan B, 4.68%, 12/31/07                                 962,815           967,178          0.24
    Moore Holdings USA Inc., Term Loan B2, 3.125 - 3.188%, 3/14/10                 995,000           998,938          0.24
                                                                                             ----------------  ------------
                                                                                                   3,996,116          0.97
                                                                                             ----------------  ------------
    CONSTRUCTION MATERIALS
    St. Marys Cement Inc., Term Loan B, 3.69%, 11/24/09                          2,500,000         2,528,125          0.61
                                                                                             ----------------  ------------

    CONSUMER SUNDRIES
    NBTY Inc., Term Loan C, 3.125%, 7/22/09                                        995,006         1,003,713          0.24
    Playtex Products Inc., Term Loan C, 4.62 - 4.72%, 5/31/09                    1,359,850         1,364,525          0.33
    Rayovac Corp., Term Loan B, 4.85 - 4.93%, 10/01/09                             721,546           727,107          0.18
    Scotts Co., Term Loan B, 3.125 - 3.188%, 9/30/10                             1,500,000         1,520,492          0.37
    United Industries Corp., Term Loan B, 5.10%, 1/20/06                           683,145           688,268          0.17
                                                                                             ----------------  ------------
                                                                                                   5,304,105          1.29
                                                                                             ----------------  ------------
    CONTAINERS/PACKAGING
    ACI Operations Property Ltd., Term Loan, 3.95%, 4/01/07                      1,000,000         1,005,750          0.25
    Berry Plastics, Term Loan C, 3.67%, 6/30/10                                    997,500         1,007,475          0.25
    Crown Cork & Seal Co. Inc., Term Loan B, 4.17%, 9/15/08                        950,000           963,062          0.23
    Graham Packaging Co., Term Loan B, 5.188%, 2/20/10                             996,491         1,008,574          0.25
    Graphic Packaging International Corp., Term Loan B, 3.92 - 3.93%,
    8/08/10                                                                      2,487,500         2,526,367          0.61
    Impress Metal, Term Loan G, 4.464%, 12/31/06                                   577,483           578,566          0.14
    Kerr Group Inc., Term Loan B, 4.61%, 8/11/10                                 1,959,302         1,975,629          0.48
    Owens-Brockway Glass Container Inc., Term Loan B, 3.88%, 4/01/08             4,000,000         4,039,168          0.98
    Stone Container Corp.,
      Term Loan B, 3.625%, 7/25/09                                               2,280,668         2,300,624          0.56
      Term Loan C, 3.625%, 7/25/09                                                 386,421           389,802          0.09
    Tekni-Plex Inc., Term Loan B, 5.125%, 6/21/08                                  688,756           692,774          0.17
    US Can Corp., Term Loan B, 5.37%, 10/04/08                                     613,015           615,041          0.15
                                                                                             ----------------  ------------
                                                                                                  17,102,832          4.16
                                                                                             ----------------  ------------


    DRUG STORE CHAINS
    General Nutrition Centers Inc., Term Loan, 4.17 - 4.22%, 12/04/09            2,000,000         2,015,626          0.49
    Rite Aid Corp., Term Loan B1, 4.10%, 4/30/08                                 1,000,000         1,022,000          0.25
                                                                                             ----------------  ------------
                                                                                                   3,037,626          0.74
                                                                                             ----------------  ------------
    ELECTRIC UTILITIES
  c AES Corp., Term Loan B, 5.19 - 5.32%, 4/30/08                                2,500,000         2,534,960          0.62
    Calpine Corp., Term Loan, 6.87%, 7/15/07                                     1,990,000         1,971,967          0.48
    Centerpoint Energy Inc., Term Loan B, 4.68%, 10/07/06                        2,991,892         3,062,638          0.74
    NRG Energy Inc., Term Loan B, 1.07 - 5.50%, 6/23/10                            580,417           600,973          0.15
    Quanta Services Inc., Term Loan B, 1.16 - 4.12%, 12/15/08                    3,000,000         3,028,125          0.74
    TNP Enterprises Inc., Term Loan, 6.245%, 12/31/06                              995,000         1,001,841          0.24
                                                                                             ----------------  ------------
                                                                                                  12,200,504          2.97
                                                                                             ----------------  ------------

    ELECTRONIC COMPONENTS
    Amkor Technology Inc., Term Loan, 7.00%, 1/31/06                             1,189,504         1,206,479          0.29
                                                                                             ----------------  ------------

    ELECTRONICS/APPLIANCES
    Alliance Laundry Systems LLC, Term Loan, 4.652 - 6.50%, 7/31/09                813,471           817,200          0.20
    Interline Brands, Term Loan B, 4.663%, 11/30/09                                975,000           980,180          0.24
                                                                                             ----------------  ------------
                                                                                                   1,797,380          0.44
                                                                                             ----------------  ------------
    ENGINEERING & CONSTRUCTION
    Washington Group, Term Loan, 1.034%, 10/01/07                                3,000,000         3,006,900          0.73
                                                                                             ----------------  ------------

    ENVIRONMENTAL SERVICES
    Allied Waste North America Inc.,
      Term Loan, 3.87%, 1/15/10                                                    217,456           217,456          0.05
      Term Loan B, 3.92 - 3.93%, 1/15/10                                         3,269,643         3,323,183          0.81
      Term Loan C, 3.92%, 1/15/10                                                  500,000           509,219          0.12
    Duratek Inc., Term Loan B, 5.125%, 12/16/09                                  2,500,000         2,504,688          0.61
    IESI Corp., Term Loan, 4.25 - 4.325, 10/10/10                                  997,500         1,009,969          0.25
    Mactec Inc., Term Loan B, 6.75%, 2/22/08                                       457,181           205,731          0.05
                                                                                             ----------------  ------------
                                                                                                   7,770,246          1.89
                                                                                             ----------------  ------------
    RENTAL/LEASING
  c Baker Tanks Inc., Term Loan B, 5.75%, 1/30/11                                1,000,000         1,000,000          0.24
    United Rentals Inc., Term Loan B, 4.09 - 4.21%, 9/30/07                      1,294,245         1,302,233          0.32
                                                                                             ----------------  ------------
                                                                                                   2,302,233          0.56
                                                                                             ----------------  ------------
    FOOD DISTRIBUTORS
    Land O'Lakes Inc., Term Loan B, 4.68%, 10/11/08                                743,745           746,069          0.18
                                                                                             ----------------  ------------

    FOOD RETAIL
    Alimentation Couche Tard Inc., Term Loan B, 3.375%, 12/16/10                 1,000,000         1,006,250          0.25
    Pathmark Stores Inc., Term Loan B2, 5.625 - 5.688%, 6/30/07                    345,361           347,779          0.08
                                                                                             ----------------  ------------
                                                                                                   1,354,029          0.33
                                                                                             ----------------  ------------
    FOOD: MAJOR DIVERSIFIED
    B&G Foods Inc., Term Loan, 4.52%, 9/03/09                                      997,500         1,008,722          0.25
    Birds Eye Foods Inc., Term Loan B, 3.85 - 3.913%, 8/08/08                      939,015           949,285          0.23
    Dole Food Inc., Term Loan C, 3.688 - 5.50%, 3/28/08                            281,714           283,112          0.07
  d Pinnacle Foods Holding Corp., Term Loan B, 1.25 - 3.85%, 11/25/10            2,000,000         2,021,250          0.49
                                                                                             ----------------  ------------
                                                                                                   4,262,369          1.04
                                                                                             ----------------  ------------


    FOOD: MEAT/FISH/DAIRY
    American Seafoods, Term Loan B, 4.42%, 4/15/09                                 885,629           889,781          0.21
    Michael Foods Inc.,
      Term Loan B, 3.60 - 3.964%, 11/21/10                                       1,000,000         1,014,792          0.25
      Term Loan C, 5.214%, 11/21/11                                              1,000,000         1,024,375          0.25
    Suiza Foods Corp., Term Loan B, 3.17%, 7/15/08                                 995,000         1,007,533          0.25
                                                                                             ----------------
                                                                                                               ------------
                                                                                                   3,936,481          0.96
                                                                                             ----------------  ------------
    FOOD: SPECIALTY/CANDY
    Atkins Nutritionals Inc.,
      First Lien Term Loan, 4.40%, 11/21/09                                      1,000,000         1,006,250          0.25
      Second Lien Term Loan, 6.90%, 11/21/09                                     1,000,000         1,011,250          0.25
    Meow Mix Co.,
      First Lien Term Loan, 4.67 - 4.73%, 8/21/09                                1,490,625         1,494,352          0.36
      Second Lien Term Loan, 7.72%, 8/21/09                                      2,000,000         1,977,500          0.48
    Nellson Neutraceuticals Inc., Term Loan, 4.17%, 10/04/09                     1,925,000         1,939,437          0.47
    Otis Spunkmeyer Inc., Term Loan B, 5.35%, 2/20/09                              942,375           949,442          0.23
    Reddy Ice Group Inc., Term Loan, 4.10%, 7/31/09                                831,250           840,429          0.20
                                                                                             ----------------  ------------
                                                                                                   9,218,660          2.24
                                                                                             ----------------  ------------
    HOME FURNISHINGS
    Aero Products International, Term Loan, 5.67%, 12/16/08                        859,223           844,187          0.21
    Simmons Holdings Inc.,
      Term Loan, 4.938%, 6/02/12                                                 1,000,000         1,010,625          0.25
      Term Loan B, 3.875 - 5.75%, 12/02/11                                       2,000,000         2,026,500          0.49
    Tempur World Inc., Term Loan B, 4.663%, 8/15/09                                995,000         1,001,840          0.24
                                                                                             ----------------  ------------
                                                                                                   4,883,152          1.19
                                                                                             ----------------  ------------
    HOMEBUILDING
    Landsource Communities Development LLC, Term Loan B, 4.50%, 3/31/10          2,000,000         2,028,750          0.50
                                                                                             ----------------  ------------

    HOSPITAL/NURSING MANAGEMENT
    Beverly Enterprises Inc., Term Loan B, 4.37 - 4.42%, 10/22/08                  997,500         1,008,722          0.25
    Iasis Healthcare Corp., Term Loan B, 5.37%, 2/7/09                           1,840,000         1,863,576          0.45
    Triad Hospitals Inc., Term Loan B, 4.10%, 9/30/08                            2,244,621         2,270,077          0.55
    Vanguard Health Systems Inc., Term Loan B, 5.42%, 1/03/10                      990,000           998,043          0.24
                                                                                             ----------------  ------------
                                                                                                   6,140,418          1.49
                                                                                             ----------------  ------------
    HOTEL/RESORTS/CRUISELINES
    Extended Stay America Inc., Term Loan B, 4.85%, 7/01/07                      1,889,875         1,920,349          0.47
    Wyndham International Inc., Term Loan B, 5.875%, 6/30/06                       972,948           944,976          0.23
                                                                                             ----------------  ------------
                                                                                                   2,865,325          0.70
                                                                                             ----------------  ------------
    INDUSTRIAL CONGLOMERATES
    SPX Corp., Term Loan B, 3.438%, 9/30/09                                      2,041,705         2,057,975          0.50
    Walter Industries Inc., Term Loan B, 5.36 - 5.413%, 4/14/10                    451,741           454,424          0.11
                                                                                             ----------------  ------------
                                                                                                   2,512,399          0.61
                                                                                             ----------------  ------------
    INDUSTRIAL MACHINERY
    Colfax Corp., Term Loan B, 4.875%, 5/30/09                                   1,839,193         1,848,389          0.45
    Day International Group Inc., Term Loan B, 5.60 - 5.61%, 9/10/09               975,000           980,282          0.24
    Flowserve Corp., Term Loan C, 3.875 - 3.938%, 6/30/09                          664,961           670,779          0.16
  c Itron Inc., Term Loan B, 5.25%, 11/24/10                                     1,500,000         1,515,000          0.37
    Roper Industries Inc., Term Loan, 3.15%, 12/19/08                            1,000,000         1,013,125          0.25
                                                                                             ----------------  ------------
                                                                                                   6,027,575          1.47
                                                                                             ----------------  ------------


    INDUSTRIAL SPECIALTIES
    Unifrax Corp., Term Loan B, 4.875%, 8/27/09                                    995,000         1,005,572          0.24
                                                                                             ----------------  ------------

    INFORMATION TECHNOLOGY SERVICES
    The Relizon Co., Term Loan B, 5.92 - 5.94%, 12/31/07                           952,056           939,957          0.23
    Worldspan LP, Term Loan, 4.875 - 4.938%, 6/30/07                               904,000           904,942          0.22
    Xerox Corp., Term Loan, 3.42%, 9/30/08                                       1,000,000         1,011,719          0.24
                                                                                             ----------------  ------------
                                                                                                   2,856,618          0.69
                                                                                             ----------------  ------------
    LIFE/HEALTH INSURANCE
    Conseco Inc.,
      Term Loan A, 7.25%, 9/01/09                                                  769,231           775,000          0.19
      Term Loan B, 9.50%, 9/01/09                                                  230,769           233,077          0.06
                                                                                             ----------------  ------------
                                                                                                   1,008,077          0.25
                                                                                             ----------------  ------------
    MAJOR TELECOMMUNICATIONS
    Alec Holdings Inc., Term Loan B, 4.50%, 8/20/10                              2,000,000         2,015,000          0.49
    Cincinnati Bell Inc., Term Loan D, 3.68%, 6/30/08                              997,500         1,010,592          0.24
    GCI Holdings Inc., Term Loan, 4.35%, 10/30/04                                1,913,445         1,931,662          0.47
    Qwest Corp., Term Loan, 6.50%, 6/30/07                                       1,000,000         1,051,250          0.26
                                                                                             ----------------  ------------
                                                                                                   6,008,504          1.46
                                                                                             ----------------  ------------
    MANAGED HEALTH CARE
    Oxford Health Plans Inc., Term Loan B, 3.419 - 5.25%, 4/25/09                1,500,000         1,507,984          0.37
    Pacificare Health Systems Inc., Term Loan, 3.93%, 6/03/08                      995,000         1,006,816          0.24
                                                                                             ----------------  ------------
                                                                                                   2,514,800          0.61
                                                                                             ----------------  ------------
    MARINE SHIPPING
    Great Lakes Dredge & Dock Corp., Term Loan B, 4.14 - 6.00%, 12/19/10         1,000,000         1,010,000          0.25
    Great Lakes Transportation LLC, Term Loan, 5.125 - 5.188%, 3/23/08             745,014           746,877          0.18
    Horizon Lines LLC, Term Loan, 4.15 - 4.33%, 2/27/09                            941,429           950,401          0.23
    Moran Transportation Co., Term Loan B, 4.163%, 8/07/09                         995,000         1,007,437          0.24
                                                                                             ----------------  ------------
                                                                                                   3,714,715          0.90
                                                                                             ----------------  ------------
    MEDIA CONGLOMERATES
    Canwest Media Inc., Term Loan D, 3.93%, 5/15/09 (Canada)                     1,492,308         1,508,319          0.37
                                                                                             ----------------  ------------

    MEDICAL SPECIALTIES
    Empi Inc., Term Loan B, 4.24%, 11/24/09                                      1,000,000         1,012,500          0.25
    Fresenius Medical Care, Term Loan C, 3.413%, 2/21/10                           995,000         1,008,993          0.25
    Hanger Orthopedic Group Inc., Term Loan B, 3.913%, 9/30/09                     997,500         1,007,787          0.24
    Kinetic Concepts Inc., Term Loan B, 3.92%, 8/11/10                           1,492,500         1,514,888          0.37
    Medex Inc., Term Loan B, 4.11 - 4.24%, 5/21/09                                 995,000         1,002,877          0.24
    PerkinElmer Inc., Term Loan B, 3.35%, 12/26/08                                 775,635           783,068          0.19
                                                                                             ----------------  ------------
                                                                                                   6,330,113          1.54
                                                                                             ----------------  ------------
    MEDICAL/NURSING SERVICES
    Alliance Imaging Inc., Term Loan C, 3.563 - 3.625%, 11/30/08                 1,590,068         1,584,353          0.39
    Ameripath Inc., Term Loan B, 5.60%, 3/27/10                                    948,056           950,426          0.23
    AMN Healthcare Services Inc., Term Loan B, 4.17%, 10/02/08                   1,000,000         1,012,500          0.25
    Cross Country Healthcare Inc., Term Loan, 4.36 - 4.37%, 6/05/09                736,011           754,411          0.18
  c DaVita Inc., Term Loan B, 3.369 - 3.463%, 3/31/09                            3,989,226         4,034,104          0.98
    Insight Health Services, Term Loan B, 4.61%, 10/17/08                          977,494           982,382          0.24
    MedQuest Inc., Term Loan B, 4.92%, 7/31/09                                     995,000           985,050          0.24
    Team Health Inc., Term Loan B, 4.469%, 10/31/08                                951,898           951,898          0.23
                                                                                             ----------------  ------------
                                                                                                  11,255,124          2.74
                                                                                             ----------------  ------------

    MISCELLANEOUS COMMERCIAL SERVICES
    Corrections Corp. of America, Term Loan C, 3.92 - 3.93%, 3/31/08               984,773           997,082          0.24
    DS Waters Enterprises LP, Term Loan, 3.875 - 3.938%, 11/07/09                2,150,000         2,183,594          0.53
    Global Imaging Systems Inc., Term Loan, 3.61 - 3.68%, 6/20/09                  995,000         1,001,219          0.24
    Johnson Diversey Inc., Term Loan B, 3.87 - 3.913%, 5/03/08                     893,042           902,111          0.22
    Sirva Worldwide Inc., Term Loan, 3.62%, 12/01/10                               976,470           978,912          0.24
    Spectaguard Acquisition LLC, Term Loan, 7.50%, 4/25/10                         958,553           953,396          0.23
    U.S. Investigations Services Inc., Term Loan C, 4.67%, 1/10/09               1,454,718         1,463,810          0.35
                                                                                                               ------------
                                                                                             ----------------
                                                                                                   8,480,124          2.05
                                                                                             ----------------  ------------
    MISCELLANEOUS MANUFACTURING
    Enersys Capital Inc., Term Loan B, 4.35 - 4.42%, 11/09/08                      970,047           973,684          0.23
    Mueller Group, Term Loan E, 3.86 - 3.92%, 5/31/08                              987,469           993,376          0.24
    Norcross Safety Products, Term Loan, 4.93%, 3/01/09                            761,731           768,872          0.19
    Trimas Corp., Term Loan B, 4.62 - 4.688%, 12/06/09                           2,741,811         2,753,708          0.67
                                                                                             ----------------  ------------
                                                                                                   5,489,640          1.33
                                                                                             ----------------  ------------
    MOVIES/ENTERTAINMENT
    24 Hour Fitness Inc., Term Loan, 4.75%, 7/01/09                              1,000,000           998,125          0.24
  c Carmike Cinemas Inc., Term Loan, 4.438%, 2/02/09                             3,198,572         3,208,895          0.78
    CH Operating LLC, Term Loan B, 5.625 - 5.688%, 6/21/07                         448,276           448,276          0.11
    Cinram International,
      Term Loan B, 4.87%, 9/30/09                                                2,100,000         2,108,203          0.51
      Term Loan C, 6.87%, 3/31/10                                                1,965,395         1,977,372          0.48
    Detroit Red Wings Inc., Term Loan, 3.36%, 8/30/06                            1,000,000         1,000,625          0.24
    Hollywood Entertainment Corp., Term Loan, 4.60%, 3/31/08                       625,000           629,981          0.15
    Loews Cineplex Entertainment Corp., Term Loan A, 4.688%, 2/28/08             1,741,011         1,746,814          0.43
    Mets II LLC, Term Loan, 4.35%, 8/23/05                                       1,000,000         1,000,000          0.24
  c Minnesota Hockey Ventures Group LP Holding Co., Term Loan, 5.652%,
    12/23/08                                                                     1,350,000         1,344,937          0.33
    Minnesota Wild Hockey Club LP Option Co., Term Loan, 3.402%, 12/23/08        1,000,000         1,003,750          0.25
    New Jersey Basketball LLC, Term Loan, 4.375%, 7/16/04                        3,000,000         2,998,980          0.73
    Rainbow Media Holdings Inc., Term Loan C, 3.44%, 12/31/09                    2,992,495         3,020,861          0.73
    Regal Cinemas Inc., Term Loan D, 3.688%, 6/30/09                               974,194           986,574          0.24
    Six Flags Theme Parks, Term Loan B, 3.62%, 6/30/09                           3,650,000         3,667,111          0.89
    Vivendi Universal Entertainment, Term Loan, 3.85%, 6/24/08                   1,000,000         1,009,063          0.25
                                                                                             ----------------  ------------
                                                                                                  27,149,567          6.60
                                                                                             ----------------  ------------
    OIL & GAS PIPELINES
    Magellan Midstream Holdings, Term Loan A, 4.60 - 4.67%, 6/17/08                749,218           758,583          0.18
                                                                                             ----------------  ------------

    OIL & GAS PRODUCTION
    Williams Production RMT Co., Term Loan, 4.86%, 5/30/07                         995,000         1,008,681          0.25
                                                                                             ----------------  ------------

    OIL REFINING/MARKETING
    Citgo Petroleum Corp., Term Loan, 8.25%, 2/27/06                             1,000,000         1,040,000          0.25
    Pacific Energy Group LLC, Term Loan B, 3.37 - 3.476%, 7/26/09                1,000,000         1,006,563          0.25
    Tesoro Petroleum Corp., Term Loan, 6.62 - 6.67%, 4/15/08                       992,500         1,025,170          0.25
                                                                                             ----------------  ------------
                                                                                                   3,071,733          0.75
                                                                                             ----------------  ------------


    OILFIELD SERVICES/EQUIPMENT
    Basic Energy Services LP, Term Loan B, 4.61 - 4.63%, 10/03/09                  992,857           997,821          0.24
                                                                                             ----------------  ------------

    OTHER CONSUMER SPECIALTIES
    Jarden Corp., Term Loan B, 3.92%, 8/21/08                                    1,496,250         1,508,407          0.36
    Sola International Inc., Term loan, 3.62%, 12/05/09                          1,000,000         1,015,000          0.25
                                                                                             ----------------  ------------
                                                                                                   2,523,407          0.61
                                                                                             ----------------  ------------
    OTHER PHARMACEUTICALS
    aaiPHARMA Inc., Term Loan B, 4.40 - 5.03%, 11/26/09                            975,000           986,781          0.24
                                                                                             ----------------  ------------

    OTHER TRANSPORTATION
    Laidlaw International Inc., Term Loan, 5.50%, 6/17/09                        2,949,592         2,988,305          0.73
    Pacer International Inc., Term Loan, 3.875 - 5.75%, 6/06/10                    839,216           847,258          0.21
    Transcore Holdings Inc.,
  c   Term Loan B, 4.37%, 10/31/06                                               2,947,484         2,976,959          0.72
      Term Loan C, 4.37 - 5.75%, 12/03/07                                          997,500           999,904          0.24
    Travelcenters of America Inc., Term Loan B, 4.35 - 4.36%, 11/14/08             945,768           953,157          0.23
                                                                                             ----------------  ------------
                                                                                                   8,765,583          2.13
                                                                                             ----------------  ------------

    PROPERTY-CASUALTY INSURANCE
    Infinity Property & Casualty Corp., Term Loan, 3.67%, 7/17/10                  965,123           973,769          0.24
                                                                                             ----------------  ------------

    PUBLISHING: BOOKS/MAGAZINES
    Advanstar Communications, Term Loan B, 5.60%, 10/11/07                          69,699            69,873          0.02
    CBD Media LLC, Term Loan, 4.37%, 12/31/09                                      937,500           947,656          0.23
    DEX Media West LLC, Term Loan B, 3.85 - 3.99%, 3/09/10                       2,863,091         2,907,111          0.71
    F&W Publications Inc., Term Loan B, 4.92%, 12/31/09                          1,295,549         1,304,456          0.32
  c Primedia Inc., Term Loan B, 3.875 - 3.938%, 6/30/09                          3,500,000         3,461,500          0.84
    R.H. Donnelley Corp., Term Loan B2, 3.39 - 3.43%, 6/30/10                      990,086         1,002,066          0.24
    Readers Digest Association Inc., Term Loan A, 4.188 - 4.25%, 5/20/07         3,484,721         3,502,144          0.85
                                                                                             ----------------  ------------
                                                                                                  13,194,806          3.21
                                                                                             ----------------  ------------
    PUBLISHING: NEWSPAPERS
    Medianews Group Inc., Term Loan B, 3.10%, 12/30/10                           1,000,000         1,011,250          0.25
                                                                                             ----------------  ------------

    PULP & PAPER
    Appleton Papers Inc., Term Loan D, 3.60%, 11/08/06                           2,000,000         2,015,000          0.49
                                                                                             ----------------  ------------

    RAILROADS
    Helm Holding Corp., Term Loan B, 4.62 - 4.672%, 10/18/06                       803,253           793,212          0.19
    Kansas City Southern Industries Inc., Term Loan B, 3.60 - 3.68%,
    6/07/08                                                                        106,985           107,520          0.03
    Trinity Industries Inc., Term Loan, 4.406 - 4.438%, 6/07/07                    818,333           822,936          0.20
                                                                                             ----------------  ------------
                                                                                                   1,723,668          0.42
                                                                                             ----------------  ------------
    REAL ESTATE INVESTMENT TRUSTS
    Newkirk Master LP, Term Loan, 5.60 - 5.713%, 11/24/06                        1,941,539         1,962,168          0.48
                                                                                             ----------------  ------------

    RECREATIONAL PRODUCTS
  c BRP Holdings LP, Term Loan, 6.00%, 12/18/10                                  5,000,000         5,059,375          1.23
    PlayPower Inc., Term Loan, 5.42%, 2/07/10                                      925,000           928,469          0.23
                                                                                             ----------------  ------------
                                                                                                   5,987,844          1.46
                                                                                             ----------------  ------------


    RESTAURANTS
    Buffets Inc., Term Loan B, 4.663%, 6/28/09                                   1,361,838         1,366,604          0.33
    Dominos Inc., Term Loan, 3.75%, 6/25/10                                      1,741,025         1,769,753          0.43
    Jack In The Box Inc., Term Loan B, 3.87 - 3.92%, 12/19/10                    2,000,000         2,009,920          0.49
                                                                                             ----------------  ------------
                                                                                                   5,146,277          1.25
                                                                                             ----------------  ------------
    SEMICONDUCTORS
    Fairchild Semiconductor Corp., Term Loan, 3.75%, 6/19/08                       995,000         1,005,987          0.24
                                                                                             ----------------  ------------

    SERVICES TO THE HEALTH INDUSTRY
    Alderwoods Group Inc., Term Loan B, 3.85 - 5.75%, 9/12/08                      881,496           894,168          0.22
    Medco Health Solutions Inc., Term Loan B, 3.43%, 6/30/10                     1,496,250         1,519,636          0.37
    NDC Health Corp., Term Loan B, 3.875 - 3.938%, 11/30/08                        888,000           889,110          0.22
    Quintiles Transnational Corp., Term Loan B, 5.42%, 9/25/09                   1,995,000         2,037,394          0.49
                                                                                             ----------------  ------------
                                                                                                   5,340,308          1.30
                                                                                             ----------------  ------------
    SPECIALTY STORES
    CSK Auto Inc., Term Loan B, 3.37%, 6/20/09                                   1,000,000         1,006,850          0.24
    Pantry Inc., Term Loan, 5.42 - 6.00%, 3/31/07                                2,425,286         2,476,823          0.60
    PETCO Animal Supplies Inc., Term Loan D, 3.67%, 10/02/08                       994,983         1,007,420          0.25
                                                                                             ----------------  ------------
                                                                                                   4,491,093          1.09
                                                                                             ----------------  ------------
    SPECIALTY TELECOMMUNICATIONS
  c Grapeclose Ltd. (Inmarsat),
      Term Loan B, 4.111%, 10/10/10                                              1,750,000         1,755,469          0.43
      Term Loan C, 4.611%, 10/10/11                                              1,750,000         1,755,469          0.43
    Time Warner Telecom Inc., Term Loan B, 10.67%, 12/15/07                        792,000           797,445          0.19
    Valor Telecom, Term Loan A, 3.61 - 3.64%, 6/30/07                              961,569           962,771          0.24
                                                                                             ----------------  ------------
                                                                                                   5,271,154          1.29
                                                                                             ----------------  ------------
    STEEL
    International Steel Group, Term Loan B, 5.10%, 5/05/07                         953,359           953,359          0.23
    Steel Dynamics Inc., Term Loan B, 4.14 - 4.18%, 3/15/08                      1,247,233         1,262,564          0.31
                                                                                             ----------------  ------------
                                                                                                   2,215,923          0.54
                                                                                             ----------------  ------------

    TOBACCO
    Commonwealth Brands Inc., Term Loan, 5.188%, 8/22/07                           498,029           501,920          0.12
                                                                                             ----------------  ------------

    TRUCKING
    Comcar Industries, Term Loan B, 6.10 - 7.50%, 12/31/09                       1,500,000         1,492,500          0.36
    Flexi-Van Leasing Inc., Term Loan B, 3.84 - 3.94%, 9/20/07                     375,148           376,204          0.09
    Yellow Corp., Term Loan,
      2.87%, 5/24/07                                                             1,363,636         1,375,568          0.34
      2.86%, 5/24/07                                                             1,636,364         1,650,682          0.40
                                                                                                               ------------
                                                                                             ----------------
                                                                                                   4,894,954          1.19
                                                                                             ----------------  ------------
    WHOLESALE DISTRIBUTORS
    Amscan Holdings Inc., Term Loan, 6.50%, 6/20/07                                990,000           998,250          0.24
    National Waterworks Inc., Term Loan B, 3.92%, 11/22/09                         979,592           990,612          0.24
                                                                                             ----------------  ------------
                                                                                                   1,988,862          0.48
                                                                                             ----------------  ------------
    WIRELESS COMMUNICATIONS
    AAT Communications Corp., Term Loan A, 5.35 - 5.48%, 8/13/09                 1,000,000         1,002,500          0.24
    American Tower Corp, Term Loan A, 3.36 - 3.42%, 6/30/07                      1,609,828         1,617,877          0.39


    Crown Castle Operating Co., Term Loan B, 4.66%, 9/30/10                      2,987,512         3,050,997          0.74
    Dobson Cellular Systems Inc., Term Loan, 4.37 - 4.43%, 3/31/10               2,673,300         2,712,774          0.66
    Nextel Communications Inc., Term Loan E, 3.438%, 12/15/10                    1,000,000         1,013,203          0.25
    Nextel Partners Operating Corp., Term Loan B, 4.125%, 11/30/10               3,000,000         3,036,750          0.74
    Spectrasite Communications Inc., Term Loan C, 4.24%, 2/22/07                   999,091         1,004,456          0.24
                                                                                             ----------------  ------------
                                                                                                  13,438,557          3.26
                                                                                             ----------------  ------------
    TOTAL SENIOR FLOATING RATE INTERESTS (COST $366,187,675)                                     369,658,098         89.88
                                                                                             ----------------  ------------

    TOTAL LONG TERM INVESTMENTS (COST $367,128,111)                                              370,857,238         90.16
                                                                                             ----------------  ------------
  e REPURCHASE AGREEMENT (COST $64,060,672)
    Joint Repurchase Agreement, .979%, 2/02/04 (Maturity Value $64,065,900)     64,060,672        64,060,672         15.57
       ABN AMRO Bank, N.V., New York Branch (Maturity Value $5,661,504)
       Banc of America Securities LLC (Maturity Value $5,661,504)
       Barclays Capital Inc. (Maturity Value $5,661,504)
       Bear, Stearns & Co. Inc. (Maturity Value $3,018,785)
       BNP Paribas Securities Corp. (Maturity Value $5,661,504)
       Deutsche Bank Securities Inc. (Maturity Value $5,811,414)
       Dresdner Keinwort Wasserstein Securities LLC (Maturity Value $5,661,504)
       Goldman, Sachs & Co. (Maturity Value $5,661,504)
       Greenwich Capital Markets Inc. (Maturity Value $5,661,504)
       Lehman Brothers Inc. (Maturity Value $4,282,165)
       Morgan Stanley & Co. Inc. (Maturity Value $5,661,504)
       UBS Securities LLC (Maturity Value $5,661,504)
           Collateralized by U.S. Treasury Bills, Notes, Bonds, and U.S. Government Agency
    Securities

    TOTAL INVESTMENTS (COST $431,188,783)                                                        434,917,910        105.73
    OTHER ASSETS, LESS LIABILITIES                                                              (23,574,504)        (5.73)
                                                                                             ----------------  ------------
    NET ASSETS                                                                                 $ 411,343,406        100.00
                                                                                             ----------------  ------------










   a  Non-income producing.
   b  See Note 1(d) regarding senior floating rate interests.
   c See Note 1(c) regarding securities purchased on a delayed delivery basis. d See Note 1(i) regarding unfunded loan commitments.
   e  See Note 1(b) regarding joint repurchase agreement.

                       See notes to financial statements.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2004 (UNAUDITED)

Assets:
   Investments in securities:
     Cost                                                                                             $  367,128,111
                                                                                                 --------------------
     Value
                                                                                                         370,857,238
   Repurchase agreement, at value and cost
                                                                                                          64,060,672
   Cash
                                                                                                             369,891
   Receivables:

     Capital shares sold                                                                                   1,658,660
     Interest
                                                                                                           1,084,191
   Other assets
                                                                                                              30,801
                                                                                                 --------------------

       Total assets                                                                                      438,061,453
                                                                                                 --------------------
Liabilities:
   Payables:

     Investment securities purchased                                                                      23,804,125
     Affiliates
                                                                                                             189,519
   Distributions to shareholders
                                                                                                           1,132,028
   Unfunded commitments (Note 1i)
                                                                                                           1,559,633
   Other liabilities
                                                                                                              32,742
                                                                                                 --------------------
       Total liabilities
                                                                                                          26,718,047
                                                                                                 --------------------
         Net assets, at value                                                                         $  411,343,406
                                                                                                 --------------------
Net assets consist of:
   Undistributed net investment income (loss)                                                         $       15,509
   Net unrealized appreciation (depreciation)
                                                                                                           3,729,127
   Accumulated net realized gain (loss)
                                                                                                         (9,747,297)
   Capital shares
                                                                                                         417,346,067
                                                                                                 --------------------
         Net assets, at value                                                                         $  411,343,406
                                                                                                 --------------------
Net asset value and maximum offering price per share ($411,343,406 / 41,985,122 shares
outstanding)                                                                                          $         9.80
                                                                                                 --------------------














                       See notes to financial statements.



STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JANUARY 31, 2004 (UNAUDITED)

Investment income:
  Interest                                                                    $    6,678,948
                                                                          -------------------
Expenses:

  Management fees (Note 4)                                                         1,258,627

  Administrative fees (Note 4)                                                       227,510

  Custodian fees                                                                       1,038

  Professional fees                                                                   27,383
  Other
                                                                                      45,028
                                                                          -------------------
    Total expenses
                                                                                   1,559,586

    Expenses waived/paid by affiliate (Note 4)                                     (612,233)
                                                                          -------------------

      Net expenses                                                                   947,353
                                                                          -------------------
        Net investment income
                                                                                   5,731,595
                                                                          -------------------
Realized and unrealized gains (losses):
    Net realized gain (loss) from investments
                                                                                       7,941
    Net unrealized appreciation (depreciation) on investments
                                                                                   3,375,179
                                                                          -------------------

Net realized and unrealized gain (loss)                                            3,383,120
                                                                          -------------------
Net increase (decrease) in net assets resulting from operations               $    9,114,715
                                                                          -------------------























                                    See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JANUARY 31, 2004 (UNAUDITED)
AND YEAR ENDED JULY 31, 2003

                                                                               SIX MONTHS ENDED         YEAR ENDED,
                                                                               JANUARY 31, 2004        JULY 31, 2003
                                                                       -----------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income                                                      $       5,731,595      $     9,868,757

    Net realized gain (loss) from investments                                              7,941          (6,995,225)

    Net unrealized appreciation (depreciation) on investments                          3,375,179            8,380,408
                                                                       -----------------------------------------------
      Net increase (decrease) in net assets resulting from
operations                                                                             9,114,715           11,253,940

  Distributions to shareholders from net investment income                           (5,692,963)          (9,890,428)

  Capital share transactions (Note 2)                                                189,274,918         (48,656,880)
                                                                       -----------------------------------------------
Net increase (decrease) in net assets
                                                                                     192,696,670         (47,293,368)
Net assets:

  Beginning of period                                                                218,646,736          265,940,104
                                                                       -----------------------------------------------
  End of period                                                               $      411,343,406     $    218,646,736
                                                                       -----------------------------------------------
Undistributed net investment income included in net assets:

  End of period                                                               $           15,509     $       (23,123)
                                                                       -----------------------------------------------




























                       See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Franklin Floating Rate Master Trust (the Trust) is registered under the Investment Company Act of 1940 as a non-diversified, open-ended investment company. The Trust is organized as a partnership and consists of one series, the Franklin Floating Rate Master Series (the Fund). Shares of the Fund are issued in the form of partnership interests and are exempt from registration under the Securities Act of 1933. The Fund seeks current income and preservation of capital. The following summarizes the Fund's significant accounting policies.

A.       SECURITY VALUATION

The Fund invests primarily in senior secured corporate loans and senior secured debt that meet credit standards established by Franklin Advisers Inc. The Fund values its securities based on quotations provided by banks, broker/dealers or pricing services experienced in such matters. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B.       JOINT REPURCHASE AGREEMENT

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account to be used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the Fund based on its pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At January 31, 2004, all repurchase agreements had been entered into on January 30, 2004.

C.       SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

D.       SENIOR FLOATING RATE INTERESTS

Senior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR).

E.       INCOME TAXES

No provision has been made for income taxes because all income and expenses are allocated to the partners for inclusion in their individual income tax returns.

F.       SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Facility fees are recognized as income over the expected term of the loan. The Fund's net investment income is proportionally allocated to the partners daily and distributed monthly.

G.       ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H.       GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.       UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. These commitments are disclosed in the accompanying Statement of Investments and Statement of Assets and Liabilities.


2. SHARES OF BENEFICIAL INTEREST

At January 31, 2004, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                           SIX MONTHS ENDED                         YEAR ENDED
                                           JANUARY 31, 2004                       JULY 31, 2003
                               -------------------------------------------------------------------------
                                      Shares              Amount            Shares           Amount
                               -------------------------------------------------------------------------
  Shares sold                        21,081,60       $  205,365,892        5,371,074   $     51,648,778
                               -------------------------------------------------------------------------
  Shares redeemed                    (1,655,961)        (16,090,974)     (10,574,183)      (100,305,658)
                               -------------------------------------------------------------------------
  Net  increase (decrease)           19,425,639$        189,274,918       (5,203,109)  $    (48,656,880)
                               -------------------------------------------------------------------------


3. REVOLVING CREDIT FACILITY

The Fund participates in a $200 million senior unsecured revolving credit facility to fund shareholder redemptions or meet unfunded loan commitments. The facility agreement ends on December 20, 2004. Interest is charged at the Federal Funds Rate plus .50%. Facility fees paid are amortized on a straight line basis over the term of the commitment. Annual commitment fees of .09% are charged on the unused portion of the facility and allocated among the participating funds based on net assets.

During the period ended January 31, 2004, the Fund did not utilize the facility.

4. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of the following entities:

ENTITY                                                            AFFILIATION
----------------------------------------------------------------------------------------
Franklin Advisers Inc. (Advisers)                                 Investment manager
Franklin Templeton Services LLC (FT Services)                     Administrative manager
Franklin/Templeton Investor Services LLC (Investor Services)      Transfer agent
Franklin/Templeton Distributors Inc. (Distributors)               Principal underwriter


The Fund pays an investment management fee to Advisers of .80% per year of the average daily net assets of the Fund.

The Fund pays an administrative fee to FT Services based on the average net assets of the Fund as follows:


ANNUALIZED
  FEE RATE      AVERAGE DAILY NET ASSETS
------------------------------------------------------------------------
     .150%      First $200 million
     .135%      Over $200 million, up to and including $700 million
     .100%      Over $700 million, up to and including $1.2 billion
     .075%      In excess of $1.2 billion

FT Services and Advisers agreed in advance to waive administrative fees and management fees, as noted in the Statement of Operations.

At January 31, 2003, the shares of the Fund were owned by the following entities:

                                                               PERCENTAGE OF
                ENTITY               SHARES                 OUTSTANDING SHARES
-------------------------------------------------------------------------------
Franklin Floating Rate Fund PLC    41,965,122                           99.96%
Franklin Resources Inc.                10,000                             .02%
Templeton Investment Counsel Inc.      10,000                             .02%
                                  ---------------------------------------------
TOTAL                              41,985,122                          100.00%
                                  ---------------------------------------------


5. INCOME TAXES

At January 31, 2004, net unrealized appreciation (depreciation) based on the cost of investment for income tax purposes of $431,194,486 were as follows:

        Unrealized appreciation                            $        4,046,857
        Unrealized depreciation
                                                                     (323,433)
                                                          ---------------------
        Net unrealized appreciation (depreciation)         $        3,723,424
                                                          ---------------------

Net realized gains (loss) differ for financial statement and tax purposes primarily due to differing treatments of bond premiums.


6. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended January 31, 2004 aggregated $267,023,207 and $85,710,410, respectively.

At January 31, 2004, the Fund did not participate in any soft commission arrangements.

7. CREDIT RISK

The Fund has 98.50% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities.

8. PARTNERSHIP DISTRIBUTIONS

For the period ended January 31, 2004, the Fund made the following distributions:

PAYMENT DATE                AMOUNT PER SHARE
  08/29/2003                  $  0.030857
  09/30/2003                  $  0.029927
  10/31/2003                  $  0.030294
  11/28/2003                  $  0.030032
  12/31/2003                  $  0.028570
  01/30/2004                  $  0.027523

Daily distribution information is available at the registered office upon request.

9. OTHER CONSIDERATIONS

Advisers, as the Fund's Manager, may serve as a member of various bondholders' steering committees, on credit committees, or may represent the Fund in certain corporate restructuring negotiations. Currently the Manger serves in one or more of these capacities for Adelphia Communications Corp. As a result of this involvement, Advisers may be in possession of certain material non-public information. If the Fund's Manager, while in possession of such information, seeks to sell any of its holdings in these securities it will comply with all applicable federal securities laws.

10. RECENT LITIGATION

On July 6, 2003, Adelphia Communications Corp. ("Adelphia") and related parties, along with its Official Committee of Unsecured Creditors, filed and adversary proceeding in the Adelphia bankruptcy case in the U.S. Bankruptcy Court (SDNY) against more than 360 banks, financial services companies, insurance companies, investment banks, mutual funs and other parties that had arranged for the sale of, or purchased the bank debt of, Adelphia or its related parties. Named Defendants included Franklin Advisers Inc., Franklin CLOs I - III, Franklin Floating Rate Daily Access Fund, Franklin Floating Rate Master Series, and Franklin Floating Rate Trust.

The Complaint alleges that the purchasers of this bank debt knew, or should have known, that the loan proceeds would not benefit Adelphia, but instead would be used to enrich Adelphia insiders. It seeks avoidance of the loans and recovery of intentionally fraudulent transfers.

Although it is not possible to predict the outcome of these matters at this early stage of the proceedings, the Fund's management does not expect that the result will have a material adverse effect on the financial condition of the Fund.

11. REGULATORY MATTERS

On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company"), alleging violations of the Massachusetts Uniform Securities Act. The complaint arises from activity that occurred in 2001 during which time an officer of a Company subsidiary was negotiating an agreement with an investor relating to investments in a mutual fund and a hedge fund.


The Fund, in addition to other entities within Franklin Templeton Investments, including the Company and other funds, has been named in shareholder class actions related to the matter described above. The Fund's management believes that the claims made in the lawsuit are without merit and it intends to defend vigorously against the allegations. It is anticipated that the Fund may be named in additional similar civil actions related to the matter described above.


In addition, as part of ongoing investigations by the U.S. Securities and Exchange Commission (the "SEC"), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services, and the Commissioner of Securities and the Attorney General of the State of West Virginia, relating to certain practices in the mutual fund industry, including late trading, market timing and sales compensation arrangements, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees are providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The Staff of the SEC has informed the Company that it intends to recommend that the Commission authorize an action against the Fund's investment adviser relating to the frequent trading issues that are the subject of the SEC's investigation. These issues were previously disclosed as being under investigation by government authorities and the subject of an internal inquiry by the Company in its Annual Report on Form 10-K and on its public website. The Company currently is in discussions with the SEC Staff in an effort to resolve the issues raised in their investigation. Such discussions are preliminary and the Fund's management has been advised that the Company cannot predict the likelihood of whether those discussions will result in a settlement and, if so, the terms of such settlement. The impact, if any, of these matters on the Fund is uncertain at this time. If the Company finds that it bears responsibility for any unlawful or improper conduct, it has committed to making the Fund or its shareholders whole, as appropriate.


Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(A), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W.T. LaHaye, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.  N/A

Item 5. Audit Committee of Listed Registrants.  N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 9. Submission of Matters to a Vote of Security Holders. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 10. Controls and Procedures.
(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 11. Exhibits.

(A) Code of Ethics for Principal Executive and Senior Financial Officers.

(B)(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Diomedes Loo-Tam, Chief Financial Officer

(B)(2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Diomedes Loo-Tam, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    March 31, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    March 31, 2004


By /s/Diomedes Loo-Tam
Chief Financial Officer
Date    March 31, 2004